SCHEDULE OF OPERATING LEASE RIGHT OF USE OF ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset	$ 2,576,036	$ 2,576,036
Accumulated amortization	(1,930,937)	(1,527,682)	$ (1,003,547)
Net balance	645,099	1,048,354	1,572,489
Lease liability, current portion	537,491	525,547	510,034
Lease liability, long-term	91,158	495,782	1,021,330
Total operating lease liabilities	$ 628,649	1,021,329	1,531,364
Operating lease right-of-use asset		$ 2,576,036	$ 2,576,036